Property, plant and equipment (Tables)	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule Of Property, Plant and Equipment

	September 30, 2025
	Land	Buildings	Right of use asset	Leasehold improvement	Production equipment	Office furniture & equipment	Capital work in progress	Battery technology and certifications	Total
Gross carrying amount
Balance beginning	215	7,485	3,209	76	1,809	105	—	935	13,834
Additions	—	—	(96)	253	1,213	20	2,049	1,076	4,515
Disposals	—	—	—	—	(509)	—	—	11	(498)
Exchange differences	—	—	(4)	—	—	(5)	—	(6)	(15)
Balance ending	215	7,485	3,109	329	2,513	120	2,049	2,016	17,836
Depreciation and impairment
Balance beginning	—	(793)	(1,584)	(48)	(1,194)	(72)	—	(169)	(3,860)
Depreciation	—	(374)	(393)	(31)	(279)	(21)	—	(271)	(1,369)
Disposals	—	—	—	—	435	—	—	—	435
Exchange differences	—	—	—	—	—	1	—	—	1
Balance ending	—	(1,167)	(1,977)	(79)	(1,038)	(92)	—	(440)	(4,793)
Net Book Value ending	215	6,318	1,132	250	1,475	28	2,049	1,576	13,043

	September 30, 2024
	Land	Buildings	Right of use asset	Leasehold improvement	Production equipment	Office furniture & equipment	Battery technology and certifications	Total
Gross carrying amount
Balance beginning	215	7,485	3,197	76	1,712	73	401	13,159
Additions	—	—	—	—	94	31	539	664
Exchange differences	—	—	12	—	3	1	—	16
Balance ending	215	7,485	3,209	76	1,809	105	940	13,839
Depreciation and impairment
Balance beginning	—	(419)	(1,127)	(33)	(970)	(60)	(31)	(2,640)
Depreciation	—	(374)	(454)	(15)	(221)	(11)	(137)	(1,212)
Exchange differences	—	—	(9)	—	(3)	(1)	—	(13)
Balance ending	—	(793)	(1,590)	(48)	(1,194)	(72)	(168)	(3,865)
Net Book Value ending	215	6,692	1,619	28	615	33	772	9,974